Trade payables and other current liabilities - Schedule of Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 415	€ 537
Payroll tax and other payroll liabilities	5,872	6,334
Other payables	714	672
Other current liabilities	€ 7,000	€ 7,543